GOODWILL	12 Months Ended
Dec. 31, 2016
GOODWILL
GOODWILL

9. GOODWILL

The changes in the carrying amount of goodwill were as follows:

	2015 (As adjusted)	2016
	RMB	RMB	US$
Balance as of January 1,	266,113	617,863	88,991
Goodwill acquired in business combinations (note 3)	348,910	277,492	39,967
Impairment of Goodwill	(23,746)	—	—
Foreign exchange effect	26,586	48,567	6,995

Balance as of December 31,	617,863	943,922	135,953

For the years ended December 31, 2014, 2015 and 2016, the Group recognized impairment loss of nil, RMB23,746 and nil for the online lottery business reporting unit as the carrying amount exceeded its fair value due to suspension on the online lottery sales in response to the PRC government’s regulatory uncertainty.